Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of related party [text block] [Abstract]
Schedule of Combined Remuneration Package, Including Employer Taxes	Their combined remuneration package, including employer taxes, amounted to the following:
Thousands of $ except per personnel, warrants & share amounts For The Years ended December 31	2023	2022	2021
Number of management members and Executive Directors	4	4	4
Short-term employee benefits	1,967	1,550	1,545
Post-employment benefits	48	54	52
Other employment costs	216	219	207
Total benefits	2,231	1,822	1,804
IFRS share-based compensation expense	909	863	982
Number of warrants offered	220,000	220,000	220,000
Cumulative outstanding warrants	1,007,287	808,800	588,800
Exercisable warrants	644,283	361,864	128,223

Schedule of Warrants that were Exercised, Granted and Accepted in Aggregate by the Four Members	The following table sets forth the number of warrants that were exercised, granted and accepted in aggregate by the four members of the executive management team:
	2023	2022	2021
Number of warrants exercised	0	0	0
Number of new warrants granted and accepted	220,000	220,000	220,000
Annualized IFRS cost for existing warrants	$909,000	$863,000	$982,000